Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commitment For Future Salaries	$ 900,000
Contractual Salaries Expense	255,000	939,000
Operating Leases, Future Minimum Payments Due	333,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	262,000
Operating Leases, Future Minimum Payments, Due in Two Years	71,000
Operating Leases, Future Minimum Payments, Due in Three Years	0
Operating Leases, Future Minimum Payments, Due in Four Years	0
Operating Leases, Future Minimum Payments, Due in Five Years	0
Operating Leases, Future Minimum Payments, Due Thereafter	0
Operating Leases, Rent Expense	$ 290,000	$ 395,000